INTANGIBLE ASSETS - Additional Informations (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Cost of sales [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Amortization of intangible assets	$ 424,080	$ 359,822